SCHEDULE OF FOREIGN CURRENCY EXCHANGE (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Cash and cash equivalents	$ 35,242,363	$ 14,988,112	$ 17,360,353	$ 15,458,803
Lease and other receivables, net	9,560,303	9,313,109
Accounts payable and accrued expenses	13,127,502	8,591,922
CRC [member]
IfrsStatementLineItems [Line Items]
Cash and cash equivalents	6,599	15,287
Lease and other receivables, net	60,248	33,017
Other current and non-current assets	3,150,470	1,716,789
Sub-total	3,217,317	1,765,093
Accounts payable and accrued expenses	2,569,080	181,451
Sub-total	2,569,080	181,451
Net	648,237	1,583,642
PEN [member]
IfrsStatementLineItems [Line Items]
Cash and cash equivalents	479,057	237,240
Lease and other receivables, net	135,275	104,889
Other current and non-current assets	3,694,802	2,306,510
Sub-total	4,309,134	2,648,639
Accounts payable and accrued expenses	1,658,228	179,676
Sub-total	1,658,228	179,676
Net	2,650,906	2,468,963
Foreign currency [member]
IfrsStatementLineItems [Line Items]
Cash and cash equivalents	485,656	252,527
Lease and other receivables, net	195,523	137,906
Other current and non-current assets	6,845,272	4,023,299
Sub-total	7,526,451	4,413,732
Accounts payable and accrued expenses	4,227,308	361,127
Sub-total	4,227,308	361,127
Net	$ 3,299,143	$ 4,052,605